OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER EQUITY INSTRUMENTS.
Schedule of outstanding perpetual medium-term notes

	December 31,			Decmber 31,
	2021			2022
Outstanding perpetual medium-term notes	RMB	Issue	Redemption	RMB
2019 Second Medium-term Notes	1,498,429	—	1,498,429	—
2020 Second Medium-term Notes	1,000,000	—	1,000,000	—
2022 Third Medium-term Notes (i)	—	1,000,000	—	1,000,000
2022 Fourth Medium-term Notes (ii)	—	1,000,000	—	1,000,000
	2,498,429	2,000,000	2,498,429	2,000,000